Other liabilities (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Expected stock price volatility	32.00%	37.00%
Risk-free interest rate	3.91%	4.07%
Expected life	2 months 23 days	10 months 2 days
Grant date share price	$ 2.04	$ 2.28
Expected dividend yield	2.12%	1.72%